OPPENHEIMER VARIABLE ACCOUNT FUNDS
                        Supplement Dated January 1, 1998
                to the Prospectus dated May 1, 1997

The Prospectus is amended as follows:

      1. The third sentence under the caption "Overview of the Funds - Who Manages the Funds?" is revised by deleting High Income Fund from the list of funds managed by David Negri and adding the following:

      High Income Fund, Thomas P. Reedy;

      2. The first paragraph in the section captioned "How the Funds are Managed
- Portfolio Managers" is revised by deleting all references to High Income
Fund and by adding the following after the sixth paragraph under that caption:

The Portfolio Manager of High Income Fund is Thomas P. Reedy. He is the person principally responsible for the day-to-day management of that Fund since January 1, 1998. During the past five years Mr. Reedy has served as a portfolio manager and officer of other Oppenheimer funds and formerly served as a Securities Analyst for OFI (the "Manager").

      3. The last paragraph in the section  captioned "How the Funds are Managed
- Portfolio
Managers" is replaced by the following:

Messrs.  LaRocco,  Milnamow,  Negri and Reedy,  Ms.  Putnam and Ms.
Warmack are Vice Presidents
of the Manager, Mr. Levine is an Assistant Vice President of the Manager, and Messrs. Rubinstein,
Steinmetz and Wilby are Senior Vice Presidents of the Manager. Each of the Portfolio Managers named above is also a Vice President of the Trust.

January 1, 1998                                     PS0600.006.0198

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                 Supplement dated January 1, 1998 to the Statement of Additional Information dated May 1, 1997

The Statement of Additional Information is amended by replacing the listing for David P. Negri on page 23 with the following:

David P. Negri, Vice President; Bond Fund, Multiple Strategies Fund and Strategic Bond Fund
Portfolio Manager; Age: 43
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager; an officer of other Oppenheimer funds.

Thomas P. Reedy, Vice President; High Income Fund Portfolio Manager; Age 35 Vice President of the Manager (since June 1993); an officer of other Oppenheimer funds; formerly a Securities Analyst for the Manager.


January 1, 1998                                          PX600

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